SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenues	$ 97,035	$ 99,140	$ 99,611
Clinical laboratory [Member]
Disclosure of products and services [line items]
Revenues	71,618	73,366	74,166
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenues	14,836	16,774	16,908
Laboratory services [Member]
Disclosure of products and services [line items]
Revenues	$ 10,581	$ 9,000	$ 8,537